Intangible Assets (Details Textual) - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Financial Assets at Amortized Cost [Member]
Intangible assets (Textuals)
Amortization charge	$ 26,777	$ 15,819
General and Administrative Expenses [Member]
Intangible assets (Textuals)
Amortization charge	36,724	31,982
Selling Expenses [Member]
Intangible assets (Textuals)
Amortization charge	$ 813	$ 201